Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
15. Quarterly Financial Information (Unaudited)

Statement of Operations Data:

	First	Second	Third	Fourth	Fiscal
2015	Quarter	Quarter	Quarter	Quarter	Year
	(in thousands, except per share data)

Revenues	$-	$73	$37	$8	$118
Cost of product revenues	-	37	18	84	139
Gross (loss) profit	-	36	19	(76)	(21)
Total Operating expenses	2,620	4,535	2,311	2,214	11,680
Operating loss	(2,620)	(4,499)	(2,292)	(2,290)	(11,701)
Other expense, net	(3)	-	-	-	(3)
Loss before income taxes	(2,623)	(4,499)	(2,292)	(2,290)	(11,704)
Income taxes	-	-	-	-	-
Net loss	$(2,623)	$(4,499)	$(2,292)	$(2,290)	$(11,704)

Basic and diluted net loss per share	$(0.30)	$(0.44)	$(0.19)	$(0.17)	$(1.05)

Statement of Operations Data:

	First	Second	Third	Fourth	Fiscal
2014	Quarter	Quarter	Quarter	Quarter	Year
	(in thousands, except per share data)

Revenues	$23	$23	$2	$45	$93
Cost of product revenues	12	12	1	23	48
Gross profit	11	11	1	22	45
Total Operating expenses	3,017	2,544	2,677	2,864	11,102
Operating loss	(3,006)	(2,533)	(2,676)	(2,842)	(11,057)
Other expense, net	-	-	(4)	-	(4)
Loss before income taxes	(3,006)	(2,533)	(2,680)	(2,842)	(11,061)
Income taxes	-	-	-	-	-
Net loss	$(3,006)	$(2,533)	$(2,680)	$(2,842)	$(11,061)

Basic and diluted net loss per share	$(0.39)	$(0.32)	$(0.34)	$(0.36)	$(1.41)